Other Receivables, Deposits and Prepayments, Net	12 Months Ended
Jun. 30, 2025
Other Receivables, Deposits and Prepayments, Net [Abstract]
OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS, NET

8. OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS, NET

	June 30, 2025	June 30, 2024
	RM	RM

Other receivables	-	246,088
Deposits	4,022,650	9,034,225
Prepayments	152,660	192,880
	4,175,310	9,473,193
Less : Impairment allowance	(4,000,000)	-
	175,310	9,473,193

(a)	Other receivables and deposits are classified as financial assets measured at amortized cost.

(b)	The impairment loss for the year ended June 30, 2025 result from delay in deposit refund was RM 4,000,000. There was prolonged delay in a project progress and the deposit refund beyond normal refund period by one counterparty. The Company had multiple attempts to reach out to the counterparty, there was a lack of responsiveness from their end. In the absence of any communication regarding the deposit refund and decision of termination of project, the decision was made to impair the whole balance due from the counterparty. No impairment loss was made for the years ended June 30, 2024 and 2023)